PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 2,289	$ 1,223	$ 799
Write-offs of machinery and equipment	$ 4,519	$ 0	$ 1,030